Other Components of Equity (Tables)	12 Months Ended
Mar. 31, 2018
Other Components Of Equity
Schedule of Other Components of Equity
	As at March 31 (in thousands)
	2018	2017	2016
Movement in Hedging reserve:
Opening balance	$(375)	$(1,179)	$(1,983)
Reclassified to consolidated statements of income	375	804	804
Closing balance	$—	$(375)	$(1,179)

Movement in revaluation reserve:
Opening balance	$1,829	$1,856	$1,528
Gain recognized on revaluation of property and equipment	—	—	328
Impact of translation difference	6	(27)	—
Closing balance	$1,835	$1,829	$1,856

Movement in available for sale fair value reserve:
Opening balance	$6,238	$6,622	$6,622
Impairment loss on available-for-sale financial assets	—	(384)	—
Closing balance	$6,238	$6,238	$6,622

Movement in Foreign currency translation reserves
Opening balance	$(55,810)	$(60,609)	$(50,048)
Other comprehensive loss due to translation of foreign operations (*)	(912)	4,799	(10,561)
Closing balance	$(56,722)	$(55,810)	$(60,609)

Total other components of equity	$(48,649)	$(48,118)	$(53,310)

(*) includes movement in foreign currency translation reserves arising on account of deconsolidation $ 502 (2017: Nil, 2016: Nil) of financial asset.